Exhibit 99.4 Schedule 4

Marketing ID	Loan ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
900001028	XX		DSCR	1.03	1.00	$6,433 gross rents / $6,246.25 PITIA = 1.03 DSCR
900001028	XX		T & I Payment	1698.76	1729.00	$1,479.17 taxes + $219.59 insurance = $1,698.76 TIA